UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21274

Grosvenor Registered Multi-Strategy Master Fund, LLC

(Exact name of registrant as specified in charter)

900 North Michigan Avenue, Suite 1100,

                                                         Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman Grosvenor Registered Multi-Strategy Funds 900 North Michigan Avenue Suite 1100 Chicago, Illinois 60611	George J. Zornada, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period:  July 1, 2014 – June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2014 TO JUNE 30, 2015

REGISTRANT NAME: Grosvenor Registered Multi-Strategy Master Fund, LLC

INVESTMENT COMPANY ACT FILE NUMBER: 811-21274

REPORTING PERIOD: 07/01/2014 - 06/30/2015

REGISTRANT ADDRESS: 900 N. Michigan Ave., Suite 1100, Chicago, IL 60611

NAME OF SERIES (AS APPLICABLE):

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management

CC+ Fund Limited	n/a	n/a	7/11/2014

Approve a number of amendments to the Fund’s memorandum and articles of association. The amendments included: (i) changes to ensure compliance with the EU Alternative Investment Fund Managers Directive (AIFMD); (ii) changes to ensure compliance with the Foreign Account Tax Compliance Act (FATCA); and (iii) changes to allow for the giving of notices by facsimile and email (which the Articles did not explicitly allow for).

					Issuer	Yes	For	For

Viking Global Equities III Ltd.	n/a	n/a	11/7/2014

Approve certain changes to the terms of investment in the Fund. The changes included: (i) amendments to the Memorandum and Articles of Association; (ii) amendments to Viking’s policy for allocation of investment opportunities to provide a new fund, Viking Global Opportunities, that launched January 1, 2015 with first priority in allocation of illiquid investment opportunities; (iii) deregistration of the investment manager of the Fund as a commodity pool operator registered with the CFTC; and (iv) deemed assignment under the Investment Advisers Act of the advisory agreement of Viking Global Investors Europe LLP (“Viking Europe”), due to the transfer to Viking Global Investors LP of sole ownership of Viking Europe’s parent company. Viking also proposed an update to the Fund’s Offering Memorandum and related governing documents.

					Issuer	Yes	For	For

BlackLight Power Inc.	n/a	n/a	04/01/2015	Shareholders were asked to (i) elect directors to serve until 2016, and (ii) confirm the appointment of Deloitte & Touche LLP as the independent auditor of BlackLight Power Inc.’s financial statements, for the year ending December 31, 2015.	Issuer	No	Abstain	Abstain

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Grosvenor Registered Multi-Strategy Master Fund, LLC

By (Signature and Title)*        /s/  Scott J. Lederman

                                                     Scott J. Lederman, Director, Chief Executive Officer and President

Date       July 29, 2015

  *Print the name and title of each signing officer under his or her signature.